PAST COLLABORATION AND LICENSE AGREEMENT	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
PAST COLLABORATION AND LICENSE AGREEMENT	PAST COLLABORATION AND LICENSE AGREEMENT
Novartis Agreement (Terminated in June 2020)
In March 2018, the Company entered into a collaboration agreement with Novartis Institutes for Biomedical Research, or NIBR, or the Novartis Agreement, to develop PDTs for Schizophrenia and Multiple Sclerosis, or MS. The two companies worked together towards developing new treatments for patients with schizophrenia and MS to better address the full burden of their illnesses.
On March 30, 2020, NIBR terminated the collaboration agreement for convenience with the Company relative to both the schizophrenia and MS programs. The termination was subject to a 90-day notice period and was effective as of June 29, 2020.
Under the Novartis Agreement, the Company received a non-refundable up-front payment of $5,000. The agreement included research and development funding, as well as future regulatory and commercial milestones and mid-to-high single-digit royalties on net sales of the two products. Contemporaneous with the Novartis Agreement, NIBR purchased 1,158,292 shares of Legacy Pear Series B preferred stock at $4.3167 per share, resulting in aggregate proceeds to the Company of $5,000. The Company allocated the proceeds from NIBR’s purchase of Legacy Pear Series B preferred stock to stockholders’ equity since the purchase price was equal to the price paid by other Legacy Pear Series B investors and the transaction was completed within a short period following the initial Legacy Pear Series B closing. The Company invoiced NIBR and received $3,105 for reimbursement of research and development costs during the year ended December 31, 2020.
NIBR had a buyout option with respect to each of the Schizophrenia and MS products, together the Buyout Option. If the Buyout Option was exercised, the license would have converted to a fully paid, perpetual, irrevocable and exclusive (as to the application) license. The Company determined that the Buyout Option was not priced at a significant discount due to the early nature of both the development efforts and the PDTs market as a whole. Accordingly, the Buyout Option did not represent a material right and was not considered a separate performance obligation.
The Company concluded that the license agreement is within the scope of ASC 606. The Company identified several material promises under the Novartis Agreement, including (i) the license of intellectual property, (ii) continued technical development, regulatory and preclinical activities of the products and (iii) participating on a JSC. The Company determined that the material promises were not distinct from one another and, therefore, combined them as a single performance obligation, or the Novartis Combined License and Development.
The NIBR initial transaction price was composed solely of the $5,000 up-front payment and the initial agreed-upon reimbursement of costs related to certain technical and clinical development activities, or the Pear Novartis Development Efforts. Any potential future payments pursuant to additional Pear Novartis Development Efforts or achievement of regulatory, net sales milestones or royalties were evaluated under the most likely amount method and were not included in the Novartis initial transaction price because the amounts were considered variable consideration and were initially fully constrained. As part of the evaluation of the constraint, the Company considered numerous factors, including that receipt of such payments was largely outside the control of the Company. These amounts were added to the transaction price when the related regulatory or net sales milestones are achieved or as relates to Pear Novartis Development Efforts, as additional amounts are formally approved by the JSC. Due to the lack of historical perspective on efforts necessary to commercialize PDTs, future reimbursements related to continued Pear Novartis Development Efforts could not be reasonably estimated beyond the amounts that were approved at the JSC annually for the succeeding 12 months. Adjustments were recorded on a cumulative catch-up basis. Due to a milestone achievement and increases in JSC approved budgets, the transaction price was increased, resulting in a cumulative catch-up impact on collaboration revenue of approximately $600 for the year ended December 31, 2019.
As the Company identified only one distinct performance obligation in the Novartis Agreement, the entirety of the NIBR transaction price was allocated to the Novartis Combined License and Development and was being recognized over the expected term of the agreement, which has been estimated at five years, ratably over the performance period, which, in management’s judgment, was the best measure of progress toward satisfying the performance obligation. The Company utilizes judgment to assess the nature of the combined performance obligation and the appropriate method of measuring progress for purposes of recognizing revenue. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.
In connection with the termination of the agreement, on the effective date of the termination, June 29, 2020, deferred revenue of $8,261 was recognized.
As of December 31, 2020, there was no remaining deferred revenue from NIBR under this agreement.
PAST COLLABORATION AND LICENSE AGREEMENT	PAST COLLABORATION AND LICENSE AGREEMENT
Novartis Agreement (Terminated in June 2020)
In March 2018, the Company entered into a collaboration agreement with Novartis Institutes for Biomedical Research, or NIBR, or the Novartis Agreement, to develop PDTs for Schizophrenia and Multiple Sclerosis, or MS. The two companies worked together towards developing new treatments for patients with schizophrenia and MS to better address the full burden of their illnesses.
On March 30, 2020, NIBR terminated the collaboration agreement for convenience with the Company relative to both the schizophrenia and MS programs. The termination was subject to a 90-day notice period and was effective as of June 29, 2020.
Under the Novartis Agreement, the Company received a non-refundable up-front payment of $5,000. The agreement included research and development funding, as well as future regulatory and commercial milestones and mid-to-high single-digit royalties on net sales of the two products. Contemporaneous with the Novartis Agreement, NIBR purchased 1,158,292 shares of Legacy Pear Series B preferred stock at $4.3167 per share, resulting in aggregate proceeds to the Company of $5,000. The Company allocated the proceeds from NIBR’s purchase of Legacy Pear Series B preferred stock to stockholders’ equity since the purchase price was equal to the price paid by other Legacy Pear Series B investors and the transaction was completed within a short period following the initial Legacy Pear Series B closing. The Company invoiced NIBR and received $3,105 for reimbursement of research and development costs during the year ended December 31, 2020.
NIBR had a buyout option with respect to each of the Schizophrenia and MS products, together the Buyout Option. If the Buyout Option was exercised, the license would have converted to a fully paid, perpetual, irrevocable and exclusive (as to the application) license. The Company determined that the Buyout Option was not priced at a significant discount due to the early nature of both the development efforts and the PDTs market as a whole. Accordingly, the Buyout Option did not represent a material right and was not considered a separate performance obligation.
The Company concluded that the license agreement is within the scope of ASC 606. The Company identified several material promises under the Novartis Agreement, including (i) the license of intellectual property, (ii) continued technical development, regulatory and preclinical activities of the products and (iii) participating on a JSC. The Company determined that the material promises were not distinct from one another and, therefore, combined them as a single performance obligation, or the Novartis Combined License and Development.
The NIBR initial transaction price was composed solely of the $5,000 up-front payment and the initial agreed-upon reimbursement of costs related to certain technical and clinical development activities, or the Pear Novartis Development Efforts. Any potential future payments pursuant to additional Pear Novartis Development Efforts or achievement of regulatory, net sales milestones or royalties were evaluated under the most likely amount method and were not included in the Novartis initial transaction price because the amounts were considered variable consideration and were initially fully constrained. As part of the evaluation of the constraint, the Company considered numerous factors, including that receipt of such payments was largely outside the control of the Company. These amounts were added to the transaction price when the related regulatory or net sales milestones are achieved or as relates to Pear Novartis Development Efforts, as additional amounts are formally approved by the JSC. Due to the lack of historical perspective on efforts necessary to commercialize PDTs, future reimbursements related to continued Pear Novartis Development Efforts could not be reasonably estimated beyond the amounts that were approved at the JSC annually for the succeeding 12 months. Adjustments were recorded on a cumulative catch-up basis. Due to a milestone achievement and increases in JSC approved budgets, the transaction price was increased, resulting in a cumulative catch-up impact on collaboration revenue of approximately $600 for the year ended December 31, 2019.
As the Company identified only one distinct performance obligation in the Novartis Agreement, the entirety of the NIBR transaction price was allocated to the Novartis Combined License and Development and was being recognized over the expected term of the agreement, which has been estimated at five years, ratably over the performance period, which, in management’s judgment, was the best measure of progress toward satisfying the performance obligation. The Company utilizes judgment to assess the nature of the combined performance obligation and the appropriate method of measuring progress for purposes of recognizing revenue. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.
In connection with the termination of the agreement, on the effective date of the termination, June 29, 2020, deferred revenue of $8,261 was recognized.
As of December 31, 2020, there was no remaining deferred revenue from NIBR under this agreement.